ACCRUED LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accrued interest past due	$ 4,214	$ 2,269
Interest Due and Payable [Member]
Accrued interest past due	$ 2,248	$ 1,995